Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of non-financial liabilities [line items]
Non financial liabilities	$ 5,404,998	$ 5,613,054	$ 4,689,194
Payroll and social securities [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	2,274,800	2,618,880	2,438,384
Sundry Creditors [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	1,496,847	1,779,547	972,917
Revenue from contracts with customers [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	124,407	75,584	81,240
Tax payable [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	1,138,559	860,839	954,271
Social security payment orders pending settlement [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	221,797	182,398	152,491
Other [member]
Disclosure of non-financial liabilities [line items]
Non financial liabilities	$ 148,588	$ 95,806	$ 89,891